EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Earnings Per Share [Abstract]
Income from continuing operations before attribution of noncontrolling interests		$ 3,591	$ 3,887	$ 4,047	$ 3,508	$ 3,405	$ 4,306	$ 4,858	$ 4,817	$ 15,033		$ 17,386		$ 7,504
Less: Noncontrolling interests from continuing operations										63		90		192
Net income from continuing operations (for EPS purposes)										14,970		17,296		7,312
Income (loss) from discontinued operations, net of taxes		(3)	(30)	(23)	(2)	(45)	(10)	6	(5)	(58)		(54)		(2)
Citigroup’s net income		$ 3,573	$ 3,840	$ 3,998	$ 3,501	$ 3,335	$ 4,291	$ 4,846	$ 4,770	14,912		17,242		7,310
Less: Preferred dividends										1,077		769		511
Net income available to common shareholders										13,835		16,473		6,799
Less: Dividends and undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to basic EPS										195		224		111
Net income allocated to common shareholders for basic EPS										13,640		16,249		6,688
Add: Interest expense, net of tax, and dividends on convertible securities and adjustment of undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to diluted EPS										0		0		1
Net income allocated to common shareholders for diluted EPS										$ 13,640		$ 16,249		$ 6,689
Weighted-average common shares outstanding applicable to basic EPS (in shares)										2,888.1		3,004.0		3,031.6
Effect of dilutive securities
Options (in shares)										0.1		3.6		5.1
Other employee plans (in shares)										0.1		0.1		0.3
Adjusted weighted-average common shares outstanding applicable to diluted EPS (in shares)										2,888.3		3,007.7		3,037.0
Basic
Income from continuing operations (in dollars per share)		$ 1.14	$ 1.25	$ 1.25	$ 1.11	$ 1.04	$ 1.36	$ 1.51	$ 1.51	$ 4.74	[1]	$ 5.43	[1]	$ 2.21	[1]
Discontinued operations (in dollars per share)	[1]									(0.02)		(0.02)		0.00
Net income (in dollars per share)		1.14	1.24	1.24	1.10	1.02	1.36	1.52	1.51	4.72	[1]	5.41	[1]	2.21	[1]
Diluted
Income from continuing operations (in dollars per share)		1.14	1.25	1.25	1.11	1.03	1.36	1.51	1.51	4.74	[1]	5.42	[1]	2.20	[1]
Discontinued operations (in dollars per share)	[1]									(0.02)		(0.02)		0.00
Net income (in dollars per share)		1.14	$ 1.24	$ 1.24	$ 1.10	1.02	$ 1.35	$ 1.51	$ 1.51	$ 4.72	[1]	$ 5.40	[1]	$ 2.20	[1]
Weighted-average options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)										4.2		0.9		2.8
Antidilutive securities exercise price (in dollars per share)		98.01				199.16				$ 98.01		$ 199.16		$ 153.91
Warrants issued to U.S. Treasury as part of TARP and loss-sharing agreement | Warrant with the exercise price of $178.50
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)										21.0		21.0		21.0
Antidilutive securities exercise price (in dollars per share)		178.50				178.50				$ 178.50		$ 178.50		$ 178.50
Warrants issued to U.S. Treasury as part of TARP and loss-sharing agreement | Warrant with the exercise price of $105.83
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)										25.5		25.5		25.5
Antidilutive securities exercise price (in dollars per share)		$ 105.83				$ 105.83				$ 105.83		$ 105.83		$ 105.83

[1]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.